Advance from an Investor	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
ADVANCE FROM AN INVESTOR
8.	ADVANCE FROM AN INVESTOR

In November 2023, the Group entered into a letter of intent (the “Letter of Intent”) with Shanghai Vanfon Youfang Investing Co., Ltd. (“Vanfon”), pursuant to which Vanfon intended to invest in the Group, with the type of security to purchase and the consideration to be further determined, and agreed to provide an advance of RMB22,000,000 (equivalent to $3,098,635) before a definitive subscription agreement was made. The advance shall be converted to consideration once a definitive agreement is made, or be repaid to Vanfon if no definitive agreement is made before July 31, 2025, according to the amendment signed in April 2024. An interest rate of 5.5% per annum was charged to the advance.